LEASES - Summary of future minimum fees, excluding the contingent fees to be received under non-cancellable operating leases (Detail) $ in Thousands	Dec. 31, 2019 USD ($)
Lessor, Lease, Description [Line Items]
Year ending December 31, 2020	$ 15,955
Year ending December 31, 2021	6,825
Year ending December 31, 2022	2,896
Year ending December 31, 2023	2,170
Year ending December 31, 2024	1,509
Over year ending December 31, 2024	3,539
Total minimum future fees to be received	$ 32,894